Note 19 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net earnings attributable to Company	$ 103,100	$ 161,725
Weighted average number of shares used in computing basic earnings per share (in shares)	50,784,136	49,896,930
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	299,281	284,583
Number of shares used in computing diluted earnings per share (in shares)	51,083,417	50,181,513